New Accounting Pronouncements and Extraordinary Item (Details) (USD $)	3 Months Ended						12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements And Extraordinary Items (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross									$ (8,000,000)
Extraordinary Items, Net of Tax	100,000,000	[1]	273,000,000	[1]	0	0	373,000,000	0	(5,000,000)
Texas Restructuring Appeals [Member] | Reversal of Capacity Auction True Up Disallowance [Member] | AEP Texas Central Co [Member]
New Accounting Pronouncements And Extraordinary Items (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							421,000,000
Extraordinary Items, Net of Tax							273,000,000
Texas Restructuring Appeals [Member] | Reversal of Regulatory Credits [Member] | AEP Texas Central Co [Member]
New Accounting Pronouncements And Extraordinary Items (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							65,000,000
Extraordinary Items, Net of Tax							42,000,000
Texas Restructuring Appeals [Member] | Reversal of Accumulated Deferred Investment Tax Credits [Member] | AEP Texas Central Co [Member]
New Accounting Pronouncements And Extraordinary Items (Textuals) [Abstract]
Extraordinary Item, Gain or Loss, Gross							89,000,000
Extraordinary Items, Net of Tax							$ 58,000,000

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.